Short term investments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Investments	Investments are comprised of:

	December 31,
	2018	2017
Other short-term investments	16,039	57,363
Investment funds	501,384	978,785

	517,423	1,036,148